Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000924628
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 23, 2019
Prospectus Date	rr_ProspectusDate	Aug. 23, 2019
James Alpha Managed Risk Domestic Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	James Alpha Managed Risk Domestic Equity Portfolio
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2019
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Saratoga Advantage Trust

James Alpha Managed Risk Domestic Equity Portfolio

CLASS A SHARES	(Ticker: JDAEX)

Supplement dated August 23, 2019 to the Prospectus Dated December 31, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

The table in the section entitled “PORTFOLIO SUMMARY”, subsection “Fees and Expenses of the Portfolio” beginning on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the information below, which reflects that the expense cap for Class A shares has been reduced from 2.25% to 1.99%.

Shareholder Fees	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE	NONE	1.00%
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	NONE	NONE	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses
Interest Payments and Fees on Borrowed Funds	0.33%	0.33%	0.33%
Other Operating Expenses	0.92%	0.72%	0.92%
Total of Other Expenses	1.25%	1.05%	1.25%
Acquired Fund Fees and Expenses (1)	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	2.80%	2.35%	3.55%
Expense Reduction/Reimbursement	(0.38)%	(0.13)%	(0.12)%
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement) (2)	2.42%	2.22%	3.43%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99%, 1.79% and 3.0% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2019, (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, subsection “Example.” located on page 2 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$806	$1,359	$1,937	$3,497
Class I	$225	$721	$1,244	$2,676
Class C	$446	$1,077	$1,830	$3,811

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$806	$1,359	$1,937	$3,497
Class I	$225	$721	$1,244	$2,676
Class C	$346	$1,077	$1,830	$3,811

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIO”, sub-heading “Portfolio Expenses.” located on page 11 of the Prospectus. The second sentence in this section is deleted in its entirety and replaced with the following:

Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, taxes, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99%, 1.79% and 3.0% (each an “Expense Cap”) of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2019, subject thereafter to annual re-approval of the agreement by the Board of Trustees.

Please retain this supplement for future reference.

James Alpha Managed Risk Domestic Equity Portfolio | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JDAEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.92%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.42%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 806
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,937
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,497
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	806
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,937
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,497
James Alpha Managed Risk Domestic Equity Portfolio | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JDIEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.72%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 225
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,244
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	721
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,244
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,676
James Alpha Managed Risk Domestic Equity Portfolio | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JDCEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.92%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.43%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 446
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,077
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,830
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,811
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	346
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,077
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,830
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,811

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99%, 1.79% and 3.0% of the Portfolio's average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2019, (each an "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.